BlackRock Advantage SMID Cap V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2022
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.6%
Aerojet Rocketdyne Holdings, Inc. ....... 2,037 $ 80,156
Astronics Corp.
(a)
................... 7,550 97,621
Axon Enterprise, Inc.
(a)
............... 6,227 857,645
Curtiss-Wright Corp. ................. 11,189 1,680,140
Hexcel Corp.
(a)
..................... 640 38,061
Moog, Inc., Class A ................. 765 67,167
2,820,790
Air Freight & Logistics — 0.1%
Hub Group, Inc., Class A
(a)
............. 2,693 207,927
Airlines — 0.1%
(a)
Copa Holdings SA, Class A ............ 911 76,196
JetBlue Airways Corp. ................ 6,113 91,389
167,585
Auto Components — 1.6%
Adient plc
(a)
....................... 5,584 227,660
BorgWarner, Inc. ................... 34,847 1,355,548
Cooper-Standard Holdings, Inc.
(a)
........ 8,480 74,370
Dana, Inc. ........................ 4,147 72,863
Goodyear Tire & Rubber Co. (The)
(a)(b)
..... 76,164 1,088,383
2,818,824
Automobiles — 0.4%
Canoo , Inc., Class A
(a)(b)
.............. 17,480 96,490
Thor Industries, Inc.
(b)
................ 5,534 435,526
Winnebago Industries, Inc. ............ 1,645 88,879
620,895
Banks — 5.9%
Bank of Hawaii Corp. ................ 22,564 1,893,571
BankFinancial Corp. ................. 3,322 34,416
Capital City Bank Group, Inc. ........... 738 19,454
Citizens & Northern Corp. ............. 1,214 29,597
East West Bancorp, Inc. .............. 2,925 231,134
Farmers National Banc Corp. ........... 426 7,268
First Business Financial Services, Inc. ..... 899 29,496
First Financial Bankshares , Inc. ......... 2,094 92,387
First Interstate BancSystem , Inc., Class A .. 29,062 1,068,610
First Northwest Bancorp .............. 1,086 23,990
FNCB Bancorp, Inc. ................. 2,151 20,370
Heartland Financial USA, Inc. .......... 10,813 517,186
HomeTrust Bancshares, Inc. ........... 1,946 57,465
Independent Bank Corp. .............. 6,552 144,144
Lakeland Bancorp, Inc. ............... 5,315 88,761
Macatawa Bank Corp. ............... 3,717 33,490
Mercantile Bank Corp. ............... 2,127 75,338
Mid Penn Bancorp, Inc. ............... 810 21,716
Midland States Bancorp, Inc. ........... 6,219 179,480
Oak Valley Bancorp ................. 545 10,055
OceanFirst Financial Corp. ............ 7,627 153,303
Peapack -Gladstone Financial Corp. ...... 1,544 53,654
Pinnacle Financial Partners, Inc.
(b)
....... 14,822 1,364,810
Popular, Inc. ...................... 1,589 129,885
Republic First Bancorp, Inc.
(a)
........... 36,978 190,806
SouthState Corp. ................... 9,884 806,436
Summit Financial Group, Inc. ........... 677 17,324
TriState Capital Holdings, Inc.
(a)
......... 802 26,650
Wintrust Financial Corp. .............. 16,127 1,498,682
Zions Bancorp NA .................. 20,915 1,371,187
10,190,665
Beverages — 0.0%
Brown-Forman Corp., Class B
(b)
......... 1,286 86,188
Security
Shares
Shares Value
Biotechnology — 2.9%
(a)
Agenus, Inc. ...................... 20,850 $ 51,291
Akebia Therapeutics, Inc. ............. 41,342 29,679
Alector , Inc. ...................... 4,670 66,547
Aligos Therapeutics, Inc.
(b)
............. 1,131 2,432
Allogene Therapeutics, Inc. ............ 3,317 30,218
Applied Molecular Transport, Inc.
(b)
....... 10,991 82,652
Arcutis Biotherapeutics , Inc. ........... 2,264 43,605
Atara Biotherapeutics , Inc. ............. 7,661 71,171
Atreca , Inc., Class A ................. 21,316 67,572
Beyondspring , Inc.
(b)
................. 5,913 13,009
Black Diamond Therapeutics, Inc. ........ 9,905 27,437
C4 Therapeutics, Inc. ................ 628 15,235
Cabaletta Bio, Inc. .................. 1,797 3,648
Cortexyme , Inc. .................... 3,368 20,848
Deciphera Pharmaceuticals, Inc. ........ 20,311 188,283
Denali Therapeutics, Inc. .............. 4,128 132,798
Emergent BioSolutions , Inc. ............ 6,911 283,766
Enochian Biosciences, Inc.
(b)
........... 6,756 55,737
Exelixis , Inc. ...................... 29,990 679,873
Foghorn Therapeutics, Inc.
(b)
........... 3,141 47,837
Frequency Therapeutics, Inc. ........... 5,874 12,453
G1 Therapeutics, Inc.
(b)
............... 2,165 16,454
Halozyme Therapeutics, Inc. ........... 7,449 297,066
Heron Therapeutics, Inc. .............. 3,745 21,421
Impel Neuropharma , Inc.
(b)
............. 2,621 16,696
Infinity Pharmaceuticals, Inc. ........... 4,864 5,545
Inozyme Pharma, Inc. ................ 2,036 8,327
Ironwood Pharmaceuticals, Inc. ......... 5,316 66,875
Karyopharm Therapeutics, Inc.
(b)
........ 25,342 186,770
Kiniksa Pharmaceuticals Ltd., Class A ..... 14,830 147,410
Kodiak Sciences, Inc. ................ 20,775 160,383
Kronos Bio, Inc. .................... 5,933 42,896
MacroGenics , Inc. .................. 2,070 18,237
Metacrine , Inc. .................... 4,751 2,898
Mirum Pharmaceuticals, Inc. ........... 4,121 90,744
Neurocrine Biosciences, Inc. ........... 2,083 195,281
NextCure , Inc. ..................... 10,095 49,062
Olema Pharmaceuticals, Inc. ........... 18,247 77,732
Oncorus , Inc. ..................... 1,319 2,348
Passage Bio, Inc. ................... 5,948 18,439
PhaseBio Pharmaceuticals, Inc. ......... 6,971 9,202
PMV Pharmaceuticals, Inc. ............ 1,694 35,269
Poseida Therapeutics, Inc. ............ 11,293 50,593
Precision BioSciences , Inc. ............ 7,908 24,357
PTC Therapeutics, Inc. ............... 2,138 79,769
Puma Biotechnology, Inc. ............. 2,139 6,160
Sangamo Therapeutics, Inc. ........... 6,202 36,034
Silverback Therapeutics, Inc. ........... 5,929 20,811
Solid Biosciences, Inc. ............... 5,787 6,944
Sorrento Therapeutics, Inc. ............ 11,700 27,261
Spruce Biosciences, Inc. .............. 420 844
SQZ Biotechnologies Co. ............. 601 2,891
Taysha Gene Therapies, Inc. ........... 11,712 76,362
Ultragenyx Pharmaceutical, Inc. ......... 5,041 366,077
United Therapeutics Corp. ............. 2,862 513,471
UroGen Pharma Ltd. ................ 1,267 11,036
Veracyte , Inc. ..................... 4,700 129,579
Vincerx Pharma, Inc. ................ 5,103 20,412
Vir Biotechnology, Inc. ............... 5,840 150,205
Voyager Therapeutics, Inc. ............ 5,369 40,912
X4 Pharmaceuticals, Inc. .............. 5,307 9,287
4,968,151
Building Products — 2.9%
AO Smith Corp. .................... 5,058 323,156
Builders FirstSource , Inc.
(a)
............ 29,089 1,877,404

BlackRock Advantage SMID Cap V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Building Products (continued)
Fortune Brands Home & Security, Inc. ..... 605 $ 44,939
Lennox International, Inc. ............. 1,524 392,979
Owens Corning .................... 21,752 1,990,308
Trex Co., Inc.
(a)
.................... 7,062 461,360
5,090,146
Capital Markets — 2.2%
FactSet Research Systems, Inc.
(b)
....... 1,721 747,172
Jefferies Financial Group, Inc. .......... 41,160 1,352,106
Stifel Financial Corp. ................ 24,841 1,686,704
3,785,982
Chemicals — 2.6%
Ashland Global Holdings, Inc. .......... 745 73,316
Avient Corp. ...................... 13,332 639,936
CF Industries Holdings, Inc. ............ 171 17,623
Chemours Co. (The) ................. 6,502 204,683
Ecovyst , Inc. ...................... 1,405 16,242
Hawkins, Inc. ..................... 1,726 79,223
HB Fuller Co.
(b)
.................... 14,145 934,560
Huntsman Corp. ................... 5,570 208,931
Ingevity Corp.
(a)
.................... 362 23,193
Livent Corp.
(a)
..................... 14,145 368,760
Mosaic Co. (The) ................... 12,860 855,190
Stepan Co. ....................... 204 20,157
Valvoline, Inc. ..................... 32,632 1,029,866
4,471,680
Commercial Services & Supplies — 0.5%
Cimpress plc
(a)
..................... 813 51,699
Kimball International, Inc., Class B ....... 2,244 18,962
Quad/Graphics, Inc.
(a)
................ 4,652 32,285
Steelcase, Inc., Class A .............. 5,890 70,385
Tetra Tech, Inc. .................... 4,696 774,558
947,889
Communications Equipment — 1.7%
Applied Optoelectronics, Inc.
(a)
.......... 3,265 11,917
Calix, Inc.
(a)
....................... 2,599 111,523
Ciena Corp.
(a)
..................... 9,847 597,024
Juniper Networks, Inc. ............... 60,523 2,249,035
2,969,499
Construction & Engineering — 1.4%
Ameresco , Inc., Class A
(a)
............. 788 62,646
EMCOR Group, Inc. ................. 3,805 428,557
MasTec , Inc.
(a)
..................... 14,465 1,259,901
Matrix Service Co.
(a)
................. 18,613 152,999
Quanta Services, Inc. ................ 3,391 446,290
2,350,393
Consumer Finance — 1.0%
Ally Financial, Inc. .................. 35,217 1,531,235
OneMain Holdings, Inc. ............... 3,787 179,542
PROG Holdings, Inc. ................ 2,819 81,102
1,791,879
Containers & Packaging — 0.7%
AptarGroup, Inc. ................... 214 25,145
Sealed Air Corp. ................... 18,564 1,243,045
1,268,190
Distributors — 0.4%
Pool Corp. ....................... 1,463 618,630
Diversified Consumer Services — 0.8%
2U, Inc.
(a)
........................ 1,726 22,921
H&R Block, Inc. .................... 17,769 462,705
Security
Shares
Shares Value
Diversified Consumer Services (continued)
Service Corp. International ............ 12,787 $ 841,640
1,327,266
Diversified Financial Services — 1.2%
Voya Financial, Inc. ................. 32,200 2,136,470
Diversified Telecommunication Services — 1.3%
(a)
Bandwidth, Inc., Class A .............. 5,773 186,987
EchoStar Corp., Class A .............. 22,144 538,985
Iridium Communications, Inc. ........... 35,552 1,433,457
Liberty Latin America Ltd., Class A ....... 1,979 19,196
2,178,625
Electric Utilities — 0.7%
Portland General Electric Co. ........... 23,109 1,274,461
Electrical Equipment — 0.5%
Bloom Energy Corp., Class A
(a)
.......... 7,453 179,990
nVent Electric plc ................... 1,543 53,666
Plug Power, Inc.
(a)
.................. 3,838 109,805
Sunrun , Inc.
(a)
..................... 15,309 464,934
808,395
Electronic Equipment, Instruments & Components — 2.0%
Avnet, Inc. ....................... 45,065 1,829,188
ePlus , Inc.
(a)
...................... 2,252 126,247
Itron , Inc.
(a)
....................... 8,130 428,288
Jabil, Inc. ........................ 1,568 96,793
Littelfuse , Inc. ..................... 3,456 861,961
National Instruments Corp. ............ 1,011 41,037
ScanSource , Inc.
(a)
.................. 5,129 178,438
3,561,952
Energy Equipment & Services — 0.8%
Nabors Industries Ltd.
(a)
.............. 251 38,333
Newpark Resources, Inc.
(a)
............ 12,441 45,534
NexTier Oilfield Solutions, Inc.
(a)
......... 11,475 106,029
Oceaneering International, Inc.
(a)
........ 20,523 311,129
Patterson-UTI Energy, Inc. ............ 12,391 191,813
ProPetro Holding Corp.
(a)
.............. 13,627 189,824
Schlumberger NV .................. 8,260 341,220
Seadrill 2021 Ltd.
(a)(c)
................ — 3
TechnipFMC plc
(a)
.................. 11,017 85,382
1,309,267
Entertainment — 0.2%
(a)
AMC Entertainment Holdings, Inc., Class A . 2,654 65,395
Cinemark Holdings, Inc. .............. 17,425 301,104
Gaia, Inc. ........................ 1,999 9,835
Lions Gate Entertainment Corp., Class A ... 2,106 34,222
410,556
Equity Real Estate Investment Trusts (REITs) — 9.4%
Alpine Income Property Trust, Inc. ....... 4,383 82,400
American Homes 4 Rent, Class A ........ 47,060 1,883,812
Ashford Hospitality Trust, Inc.
(a)
......... 2,559 26,102
Braemar Hotels & Resorts, Inc.
(a)
........ 76,578 473,252
Brixmor Property Group, Inc. ........... 54,926 1,417,640
CorEnergy Infrastructure Trust, Inc.
(b)
..... 8,251 25,331
CubeSmart ....................... 33,321 1,733,692
EastGroup Properties, Inc. ............ 7,904 1,606,725
Equity LifeStyle Properties, Inc. ......... 27,684 2,117,272
First Industrial Realty Trust, Inc. ......... 35,390 2,190,995
Highwoods Properties, Inc. ............ 44,848 2,051,347
Life Storage, Inc. ................... 15,569 2,186,355
National Storage Affiliates Trust ......... 3,301 207,171
Regency Centers Corp. .............. 4,068 290,211
16,292,305

BlackRock Advantage SMID Cap V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Food & Staples Retailing — 0.1%
Andersons, Inc. (The) ................ 363 $ 18,244
Performance Food Group Co.
(a)
......... 2,469 125,697
Rite Aid Corp.
(a)
.................... 13,757 120,374
264,315
Food Products — 1.2%
Bunge Ltd. ....................... 11,857 1,313,874
Kellogg Co.
(b)
..................... 1,275 82,225
Sanderson Farms, Inc. ............... 2,267 425,040
Seneca Foods Corp., Class A
(a)
......... 1,030 53,086
Vital Farms, Inc.
(a)
.................. 12,849 158,814
2,033,039
Gas Utilities — 0.1%
Brookfield Infrastructure Corp., Class A
(b)
... 1,225 92,414
Southwest Gas Holdings, Inc. .......... 18 1,409
93,823
Health Care Equipment & Supplies — 1.8%
Accuray , Inc.
(a)
..................... 14,628 48,419
Butterfly Network, Inc., Class A
(a)(b)
....... 13,444 63,993
Eargo , Inc.
(a)(b)
..................... 15,054 79,635
Figs, Inc., Class A
(a)
................. 2,307 49,646
Globus Medical, Inc., Class A
(a)
......... 8,967 661,585
Haemonetics Corp.
(a)
................ 1,413 89,330
Heska Corp.
(a)
..................... 649 89,744
Masimo Corp.
(a)
.................... 3,979 579,104
Merit Medical Systems, Inc.
(a)
........... 471 31,331
Natus Medical, Inc.
(a)
................ 4,146 108,957
Penumbra, Inc.
(a)
................... 3,960 879,635
Shockwave Medical, Inc.
(a)
............. 1,758 364,539
Sientra , Inc.
(a)
..................... 7,409 16,448
STERIS plc ....................... 326 78,817
Tandem Diabetes Care, Inc.
(a)
.......... 282 32,794
3,173,977
Health Care Providers & Services — 1.3%
1Life Healthcare, Inc.
(a)
............... 32,913 364,676
Accolade, Inc.
(a)
.................... 7,153 125,607
Aveanna Healthcare Holdings, Inc.
(a)
...... 3,319 11,318
Ensign Group, Inc. (The) .............. 1,248 112,332
Henry Schein, Inc.
(a)
................. 2,780 242,388
Invitae Corp.
(a)
..................... 22,518 179,468
LHC Group, Inc.
(a)
.................. 828 139,601
Molina Healthcare, Inc.
(a)
.............. 1,590 530,408
Select Medical Holdings Corp. .......... 26,551 636,959
2,342,757
Health Care Technology — 1.1%
(a)
Allscripts Healthcare Solutions, Inc. ...... 11,818 266,141
American Well Corp., Class A .......... 57,295 241,212
Evolent Health, Inc., Class A ........... 1,472 47,546
Omnicell , Inc.
(b)
.................... 10,180 1,318,208
Phreesia , Inc. ..................... 1,539 40,568
1,913,675
Hotels, Restaurants & Leisure — 3.1%
Choice Hotels International, Inc. ......... 1,110 157,353
International Game Technology plc
(b)
...... 29,047 716,880
PlayAGS , Inc.
(a)
.................... 3,494 23,305
Shake Shack, Inc., Class A
(a)
........... 11,093 753,215
Texas Roadhouse, Inc. ............... 2,583 216,274
Travel + Leisure Co. ................. 35,538 2,059,072
Wendy's Co. (The) .................. 16,601 364,724
Wingstop , Inc.
(b)
.................... 8,259 969,194
Wyndham Hotels & Resorts, Inc. ........ 1,035 87,654
5,347,671
Security
Shares
Shares Value
Household Durables — 1.2%
GoPro, Inc., Class A
(a)
................ 27,598 $ 235,411
Green Brick Partners, Inc.
(a)
............ 4,838 95,599
iRobot Corp.
(a)
..................... 7,014 444,688
Meritage Homes Corp.
(a)
.............. 5,997 475,142
Sonos , Inc.
(a)
...................... 22,196 626,371
Toll Brothers, Inc. ................... 4,999 235,053
2,112,264
Household Products — 0.3%
Central Garden & Pet Co., Class A
(a)(b)
..... 11,070 451,435
Independent Power and Renewable Electricity Producers — 0.8%
Brookfield Renewable Corp. ........... 19,088 836,054
Clearway Energy, Inc.
(b)
............... 2,394 79,768
Sunnova Energy International, Inc.
(a)(b)
..... 20,110 463,737
1,379,559
Insurance — 3.3%
Bright Health Group, Inc.
(a)
............. 16,307 31,472
Brighthouse Financial, Inc.
(a)
........... 2,820 145,681
Crawford & Co., Class A .............. 1,185 8,959
Hanover Insurance Group, Inc. (The) ..... 13,225 1,977,402
Investors Title Co. .................. 60 12,193
Reinsurance Group of America, Inc. ...... 10,174 1,113,646
Trupanion , Inc.
(a)
................... 1,828 162,911
Unum Group ...................... 4,554 143,497
WR Berkley Corp.
(b)
................. 32,650 2,174,163
5,769,924
Interactive Media & Services — 0.1%
(a)
Eventbrite, Inc., Class A .............. 1,419 20,959
fuboTV , Inc. ...................... 9,105 59,820
Liberty TripAdvisor Holdings, Inc., Class A
(b)
. 8,032 16,465
97,244
Internet & Direct Marketing Retail — 0.4%
(a)
1-800-Flowers.com, Inc., Class A
(b)
....... 10,642 135,792
Lands' End, Inc. .................... 2,276 38,510
Overstock.com, Inc. ................. 8,538 375,714
RealReal , Inc. (The) ................. 20,219 146,790
Stitch Fix, Inc., Class A ............... 6,413 64,579
761,385
IT Services — 2.2%
Conduent , Inc.
(a)
................... 43,862 226,328
CSG Systems International, Inc. ......... 762 48,440
DigitalOcean Holdings, Inc.
(a)
........... 1,363 78,850
Euronet Worldwide, Inc.
(a)
............. 679 88,372
Genpact Ltd. ...................... 23,426 1,019,265
LiveRamp Holdings, Inc.
(a)
............. 8,575 320,619
MongoDB, Inc.
(a)
................... 2,045 907,142
Paysafe Ltd.
(a)
..................... 6,632 22,482
StoneCo Ltd., Class A
(a)
.............. 5,598 65,497
Western Union Co. (The) ............. 53,511 1,002,796
Wix.com Ltd.
(a)
..................... 362 37,814
3,817,605
Leisure Products — 0.7%
Brunswick Corp. ................... 6,140 496,665
Mattel, Inc.
(a)
...................... 9,282 206,153
YETI Holdings, Inc.
(a)
................ 8,915 534,722
1,237,540
Life Sciences Tools & Services — 3.2%
Adaptive Biotechnologies Corp.
(a)
........ 26,962 374,233
Berkeley Lights, Inc.
(a)
................ 7,901 56,176
Bruker Corp. ...................... 21,977 1,413,121
Charles River Laboratories International, Inc.
(a)
610 173,222

BlackRock Advantage SMID Cap V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
Medpace Holdings, Inc.
(a)(b)
............ 6,726 $ 1,100,306
Personalis , Inc.
(a)
................... 13,383 109,607
Repligen Corp.
(a)
................... 3,814 717,375
Syneos Health, Inc.
(a)
................ 19,002 1,538,212
5,482,252
Machinery — 4.3%
AGCO Corp.
(b)
..................... 7,575 1,106,177
Allison Transmission Holdings, Inc. ....... 2,687 105,492
Astec Industries, Inc. ................ 254 10,922
Desktop Metal, Inc., Class A
(a)
.......... 24,982 118,415
Donaldson Co., Inc. ................. 28,774 1,494,234
Graco , Inc. ....................... 624 43,505
Hurco Cos., Inc. .................... 1,060 33,411
Hyliion Holdings Corp., Class A
(a)(b)
....... 8,020 35,529
Manitowoc Co., Inc. (The)
(a)
............ 8,643 130,336
Meritor, Inc.
(a)
..................... 1,838 65,378
Oshkosh Corp. .................... 307 30,899
Pentair plc ....................... 25,958 1,407,183
Snap-on, Inc.
(b)
.................... 10,031 2,061,170
Timken Co. (The) ................... 12,661 768,523
7,411,174
Marine — 0.2%
Matson, Inc. ...................... 2,822 340,390
Media — 1.0%
AMC Networks, Inc., Class A
(a)
.......... 894 36,323
Cardlytics, Inc.
(a)
................... 3,012 165,600
comScore, Inc.
(a)
................... 8,863 25,791
Entravision Communications Corp., Class A . 5,506 35,293
EW Scripps Co. (The), Class A .......... 2,788 57,963
Hemisphere Media Group, Inc.
(a)
......... 2,086 9,533
Interpublic Group of Cos., Inc. (The) ...... 23,433 830,700
News Corp., Class B ................ 3,553 80,014
Nexstar Media Group, Inc., Class A ....... 2,316 436,520
TEGNA, Inc. ...................... 1,441 32,278
Thryv Holdings, Inc.
(a)
................ 1,500 42,180
Warner Bros Discovery, Inc., Class A
(a)
.... 829 20,659
Warner Bros Discovery, Inc., Class C
(a)
.... 1,221 30,488
1,803,342
Metals & Mining — 1.9%
Reliance Steel & Aluminum Co. ......... 10,836 1,986,780
Royal Gold, Inc. .................... 613 86,605
Schnitzer Steel Industries, Inc., Class A
(b)
... 6,222 323,171
Steel Dynamics, Inc.
(b)
............... 8,175 682,040
United States Steel Corp. ............. 3,786 142,884
3,221,480
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Arbor Realty Trust, Inc. ............... 2,365 40,347
Blackstone Mortgage Trust, Inc., Class A
(b)
.. 17,824 566,625
606,972
Multiline Retail — 0.8%
Dillard's, Inc., Class A ................ 1,400 375,746
Franchise Group, Inc. ................ 1,069 44,289
Kohl's Corp. ...................... 4,099 247,825
Macy's, Inc. ...................... 12,330 300,359
Nordstrom, Inc.
(a)(b)
.................. 13,899 376,802
1,345,021
Multi-Utilities — 0.2%
NorthWestern Corp. ................. 4,598 278,133
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels — 5.1%
Antero Resources Corp.
(a)
............. 2,902 $ 88,598
Ardmore Shipping Corp.
(a)
............. 10,515 47,318
Clean Energy Fuels Corp.
(a)
............ 16,788 133,297
Continental Resources, Inc. ............ 7,395 453,535
CVR Energy, Inc. ................... 15,509 396,100
Delek US Holdings, Inc. .............. 8,154 173,028
Devon Energy Corp.
(b)
................ 33,142 1,959,686
EOG Resources, Inc. ................ 8,355 996,167
Equitrans Midstream Corp. ............ 2,390 20,172
Laredo Petroleum, Inc.
(a)
.............. 439 34,742
Marathon Oil Corp.
(b)
................ 70,228 1,763,425
Matador Resources Co. .............. 1,695 89,801
Oasis Petroleum, Inc. ................ 1,556 227,643
Ovintiv , Inc. ....................... 15,250 824,567
PBF Energy, Inc., Class A
(a)
............ 14,946 364,234
SandRidge Energy, Inc.
(a)
............. 2,880 46,138
Scorpio Tankers, Inc. ................ 8,766 187,417
SM Energy Co. .................... 502 19,553
Talos Energy, Inc.
(a)
................. 19,653 310,321
Targa Resources Corp. ............... 9,236 697,041
Vertex Energy, Inc.
(a)(b)
............... 2,793 27,762
W&T Offshore, Inc.
(a)
................ 6,524 24,922
World Fuel Services Corp. ............. 775 20,956
8,906,423
Personal Products — 0.5%
Coty, Inc., Class A
(a)
................. 29,251 262,966
Herbalife Nutrition Ltd.
(a)
.............. 4,589 139,322
Medifast , Inc. ..................... 2,396 409,189
Nature's Sunshine Products, Inc. ........ 1,667 28,039
839,516
Pharmaceuticals — 1.7%
Atea Pharmaceuticals, Inc.
(a)
........... 21,384 154,392
Cassava Sciences, Inc.
(a)(b)
............ 584 21,690
Catalent , Inc.
(a)
.................... 16,926 1,877,093
Nektar Therapeutics
(a)
................ 39,853 214,808
NGM Biopharmaceuticals, Inc.
(a)
......... 1,163 17,736
Perrigo Co. plc .................... 18,816 723,099
3,008,818
Professional Services — 1.2%
ASGN, Inc.
(a)
...................... 293 34,196
Franklin Covey Co.
(a)
................ 3,047 137,785
Insperity , Inc. ...................... 11,876 1,192,588
Kelly Services, Inc., Class A ............ 5,716 123,980
Kforce , Inc.
(b)
...................... 4,452 329,315
Mistras Group, Inc.
(a)
................ 8,655 57,210
TriNet Group, Inc.
(a)
................. 1,540 151,474
2,026,548
Real Estate Management & Development — 0.4%
(a)
Altisource Portfolio Solutions SA ......... 2,797 33,088
Marcus & Millichap, Inc. .............. 4,948 260,661
Realogy Holdings Corp.
(b)
............. 21,122 331,193
624,942
Road & Rail — 1.1%
Covenant Logistics Group, Inc., Class A
(a)
.. 3,357 72,276
Landstar System, Inc. ................ 2,107 317,799
Ryder System, Inc. .................. 6,918 548,805
Schneider National, Inc., Class B
(b)
....... 35,612 908,106
Werner Enterprises, Inc. .............. 2,852 116,932
1,963,918

BlackRock Advantage SMID Cap V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment — 4.0%
Ambarella , Inc.
(a)
................... 2,414 $ 253,277
Cirrus Logic, Inc.
(a)
.................. 13,403 1,136,440
Enphase Energy, Inc.
(a)
............... 2,703 545,411
Entegris , Inc. ...................... 142 18,639
Ichor Holdings Ltd.
(a)
................. 5,693 202,785
Lattice Semiconductor Corp.
(a)
.......... 21,671 1,320,848
Monolithic Power Systems, Inc. ......... 1,241 602,729
Power Integrations, Inc. .............. 5,868 543,846
Semtech Corp.
(a)
................... 601 41,673
Silicon Laboratories, Inc.
(a)
............. 13,651 2,050,380
SunPower Corp.
(a)
.................. 3,248 69,767
Synaptics , Inc.
(a)
................... 381 76,010
Wolfspeed , Inc.
(a)
................... 159 18,104
6,879,909
Software — 6.9%
Avalara, Inc.
(a)
..................... 298 29,654
Avaya Holdings Corp.
(a)
............... 2,134 27,038
Bill.com Holdings, Inc.
(a)(b)
............. 1,023 232,006
Blackline, Inc.
(a)
.................... 3,461 253,414
Box, Inc., Class A
(a)
................. 6,938 201,618
BTRS Holdings, Inc., Class A
(a)
.......... 20,113 150,445
C3.ai, Inc., Class A
(a)(b)
............... 35,337 802,150
Digital Turbine, Inc.
(a)
................ 2,630 115,220
Dynatrace , Inc.
(a)
................... 1,683 79,269
Elastic NV
(a)
...................... 2,830 251,729
HubSpot , Inc.
(a)
.................... 837 397,525
LivePerson , Inc.
(a)
.................. 20,523 501,172
Manhattan Associates, Inc.
(a)
........... 5,940 823,937
New Relic, Inc.
(a)
................... 689 46,080
PagerDuty , Inc.
(a)(b)
.................. 39,912 1,364,591
Paylocity Holding Corp.
(a)(b)
............ 5,955 1,225,360
Progress Software Corp. .............. 5,827 274,394
PROS Holdings, Inc.
(a)
............... 1,386 46,168
Rapid7, Inc.
(a)(b)
.................... 16,607 1,847,363
Smartsheet , Inc., Class A
(a)
............ 1,019 55,821
Tenable Holdings, Inc.
(a)
.............. 8,871 512,655
Varonis Systems, Inc.
(a)(b)
.............. 32,691 1,554,130
Workiva , Inc.
(a)
..................... 9,974 1,176,932
11,968,671
Specialty Retail — 2.0%
American Eagle Outfitters, Inc.
(b)
......... 25,327 425,494
Asbury Automotive Group, Inc.
(a)
......... 216 34,603
AutoNation, Inc.
(a)
................... 6,177 615,106
Chico's FAS, Inc.
(a)
.................. 3,069 14,731
Citi Trends, Inc.
(a)
................... 361 11,056
Conn's, Inc.
(a)
..................... 12,193 187,894
Designer Brands, Inc., Class A
(a)
......... 6,996 94,516
Dick's Sporting Goods, Inc. ............ 8,345 834,667
Express, Inc.
(a)
..................... 3,347 11,915
Foot Locker, Inc. ................... 678 20,109
Lithia Motors, Inc.
(b)
................. 438 131,453
MarineMax , Inc.
(a)
................... 7,765 312,619
National Vision Holdings, Inc.
(a)
......... 10,750 468,378
Penske Automotive Group, Inc.
(b)
........ 1,481 138,799
Shift Technologies, Inc., Class A
(a)(b)
....... 13,287 29,231
Sonic Automotive, Inc., Class A ......... 1,183 50,289
Urban Outfitters, Inc.
(a)
............... 1,263 31,714
Williams-Sonoma, Inc. ............... 714 103,530
3,516,104
Textiles, Apparel & Luxury Goods — 0.4%
(a)
Capri Holdings Ltd. ................. 343 17,627
Fossil Group, Inc. .................. 6,599 63,614
G-III Apparel Group Ltd. .............. 2,407 65,109
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods (continued)
Skechers USA, Inc., Class A
(b)
.......... 5,473 $ 223,080
Under Armour , Inc., Class A ............ 15,024 255,709
Unifi, Inc. ........................ 1,651 29,883
655,022
Thrifts & Mortgage Finance — 1.5%
Essent Group Ltd. .................. 8,988 370,395
Federal Agricultural Mortgage Corp., Class C 11,199 1,214,868
Flagstar Bancorp, Inc. ............... 1,415 59,996
Merchants Bancorp ................. 867 23,738
New York Community Bancorp, Inc.
(b)
..... 22,276 238,799
Radian Group, Inc. .................. 11,976 265,987
Southern Missouri Bancorp, Inc. ......... 489 24,426
Walker & Dunlop, Inc. ................ 2,583 334,292
Washington Federal, Inc. .............. 2,094 68,725
Western New England Bancorp, Inc. ...... 8,847 79,092
2,680,318
Trading Companies & Distributors — 1.8%
Applied Industrial Technologies, Inc. ...... 5,064 519,870
GATX Corp. ...................... 1,499 184,872
MRC Global, Inc.
(a)
.................. 6,677 79,523
Rush Enterprises, Inc., Class A ......... 989 50,350
SiteOne Landscape Supply, Inc.
(a)
........ 12,738 2,059,607
Watsco , Inc. ...................... 976 297,329
3,191,551
Wireless Telecommunication Services — 0.1%
United States Cellular Corp.
(a)
.......... 4,438 134,161
Total Common Stocks — 99.2%
(Cost: $177,266,320) ............................. 172,155,488
Rights
Pharmaceuticals — 0.0%
Zogenix , Inc. ...................... 1,527 1,038
Total Rights — 0.0%
(Cost: $1,038) ................................. 1,038
Total Long-Term Investments — 99.2%
(Cost: $177,267,358) ............................. 172,156,526
Short-Term Securities
(d)(e)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.21% ................... 3,877,676 3,877,676
SL Liquidity Series, LLC, Money Market Series,
0.42%
(f)
....................... 13,175,513 13,171,560
Total Short-Term Securities — 9.8%
(Cost: $17,049,144) .............................. 17,049,236
Total Investments — 109.0%
(Cost: $194,316,502 ) ............................. 189,205,762
Liabilities in Excess of Other Assets — (9.0)% ............ (15,578,826)
Net Assets — 100.0% .............................. $ 173,626,936

BlackRock Advantage SMID Cap V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/22
Shares
Held at
03/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,T -Fund,
Institutional Class
(a)
....... $ 1,731,585 $ 2,146,091 $ — $ — $ — $ 3,877,676 3,877,676 $ 20 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 8,552,962 4,623,055 — (4,745) 288 13,171,560 13,175,513 8,674
(b)
—
$ (4,745) $ 288 $ 17,049,236 $ 8,694 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Advantage SMID Cap V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ...................................................... 8 06/17/22 $ 1,812 $ 2,099
Glossary of Terms Used in this Report
Portfolio Abbreviation
S&P Standard & Poor's
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 2,820,790 $ — $ — $ 2,820,790
Air Freight & Logistics .................................... 207,927 — — 207,927
Airlines .............................................. 167,585 — — 167,585
Auto Components ...................................... 2,818,824 — — 2,818,824
Automobiles .......................................... 620,895 — — 620,895

BlackRock Advantage SMID Cap V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Level 1 Level 2 Level 3 Total
Banks ............................................... $ 10,190,665 $ — $ — $ 10,190,665
Beverages ........................................... 86,188 — — 86,188
Biotechnology ......................................... 4,968,151 — — 4,968,151
Building Products ....................................... 5,090,146 — — 5,090,146
Capital Markets ........................................ 3,785,982 — — 3,785,982
Chemicals ............................................ 4,471,680 — — 4,471,680
Commercial Services & Supplies ............................. 947,889 — — 947,889
Communications Equipment ................................ 2,969,499 — — 2,969,499
Construction & Engineering ................................ 2,350,393 — — 2,350,393
Consumer Finance ...................................... 1,791,879 — — 1,791,879
Containers & Packaging .................................. 1,268,190 — — 1,268,190
Distributors ........................................... 618,630 — — 618,630
Diversified Consumer Services .............................. 1,327,266 — — 1,327,266
Diversified Financial Services ............................... 2,136,470 — — 2,136,470
Diversified Telecommunication Services ........................ 2,178,625 — — 2,178,625
Electric Utilities ........................................ 1,274,461 — — 1,274,461
Electrical Equipment ..................................... 808,395 — — 808,395
Electronic Equipment, Instruments & Components ................. 3,561,952 — — 3,561,952
Energy Equipment & Services .............................. 1,309,264 — 3 1,309,267
Entertainment ......................................... 410,556 — — 410,556
Equity Real Estate Investment Trusts (REITs) .................... 16,292,305 — — 16,292,305
Food & Staples Retailing .................................. 264,315 — — 264,315
Food Products ......................................... 2,033,039 — — 2,033,039
Gas Utilities ........................................... 93,823 — — 93,823
Health Care Equipment & Supplies ........................... 3,173,977 — — 3,173,977
Health Care Providers & Services ............................ 2,342,757 — — 2,342,757
Health Care Technology .................................. 1,913,675 — — 1,913,675
Hotels, Restaurants & Leisure .............................. 5,347,671 — — 5,347,671
Household Durables ..................................... 2,112,264 — — 2,112,264
Household Products ..................................... 451,435 — — 451,435
Independent Power and Renewable Electricity Producers ............ 1,379,559 — — 1,379,559
Insurance ............................................ 5,769,924 — — 5,769,924
Interactive Media & Services ............................... 97,244 — — 97,244
Internet & Direct Marketing Retail ............................ 761,385 — — 761,385
IT Services ........................................... 3,817,605 — — 3,817,605
Leisure Products ....................................... 1,237,540 — — 1,237,540
Life Sciences Tools & Services .............................. 5,482,252 — — 5,482,252
Machinery ............................................ 7,411,174 — — 7,411,174
Marine .............................................. 340,390 — — 340,390
Media ............................................... 1,803,342 — — 1,803,342
Metals & Mining ........................................ 3,221,480 — — 3,221,480
Mortgage Real Estate Investment Trusts (REITs) .................. 606,972 — — 606,972
Multiline Retail ......................................... 1,345,021 — — 1,345,021
Multi-Utilities .......................................... 278,133 — — 278,133
Oil, Gas & Consumable Fuels ............................... 8,906,423 — — 8,906,423
Personal Products ...................................... 839,516 — — 839,516
Pharmaceuticals ....................................... 3,008,818 — — 3,008,818
Professional Services .................................... 2,026,548 — — 2,026,548
Real Estate Management & Development ....................... 624,942 — — 624,942
Road & Rail ........................................... 1,963,918 — — 1,963,918
Semiconductors & Semiconductor Equipment .................... 6,879,909 — — 6,879,909
Software ............................................. 11,968,671 — — 11,968,671
Specialty Retail ........................................ 3,516,104 — — 3,516,104
Textiles, Apparel & Luxury Goods ............................ 655,022 — — 655,022
Thrifts & Mortgage Finance ................................ 2,680,318 — — 2,680,318
Trading Companies & Distributors ............................ 3,191,551 — — 3,191,551
Wireless Telecommunication Services ......................... 134,161 — — 134,161
Rights ................................................ — 1,038 — 1,038
Short-Term Securities ....................................... 3,877,676 — — 3,877,676
$ 176,033,161 $ 1,038 $ 3 $ 176,034,202
Investments Valued at NAV
(a)
..................................... 13,171,560
$ —
$ 189,205,762
$ —

BlackRock Advantage SMID Cap V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(b)
Assets
Equity contracts ........................................... $ 2,099 $ — $ — $ 2,099
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.